Principal Funds, Inc.

Supplement dated September 22, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016,
June 17, 2016, June 30, 2016, July 29, 2016, August 5, 2016, and September 16, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR SMALLCAP FUND
In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	5 Years	10 Years
Class A Return Before Taxes	(5.95)%	10.12%	5.72%
Class A Return After Taxes on Distributions	(6.76)%	8.89%	4.84%
Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.69)%	7.95%	4.55%

SUMMARY FOR SMALLCAP GROWTH FUND I
In the Average Annual Total Returns table, delete the Institutional Class Return rows, and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.19%	11.11%	8.52%
Institutional Class Return After Taxes on Distributions	(0.83)%	8.74%	7.12%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.33%	8.77%	6.89%

SUMMARY FOR SMALLCAP S&P 600 INDEX FUND
In the Average Annual Total Returns table, delete the Institutional Class Return rows, and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	(2.22)%	11.20%	7.79%
Institutional Class Return After Taxes on Distributions	(4.40)%	10.02%	6.74%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.04%	8.83%	6.20%

SUMMARY FOR SMALLCAP VALUE FUND II
In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	5 Years	10 Years
Class A Return Before Taxes	(9.76)%	7.73%	5.16%
Class A Return After Taxes on Distributions	(12.11)%	5.73%	3.45%
Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.74)%	5.58%	3.72%

SUMMARY FOR TAX-EXEMPT BOND FUND
In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	5 Years	10 Years
Class A Return Before Taxes	(0.07)%	5.24%	3.89%
Class A Return After Taxes on Distributions	(0.07)%	5.24%	3.89%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.55%	5.03%	3.97%

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